[Ameritas Life Insurance Corp. Logo]
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                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                  (402) 467-1122


April 25, 2012

                                                                    [Via EDGAR ]

Michelle Roberts, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


Re:     Ameritas Life Insurance Corp. of New York ("Depositor" or "Ameritas Life
             of NY")
        Ameritas Life of NY Separate Account VUL (1940 Act No. 811-09979)
             ("Registrant" or "Separate Account")
        Overture Encore! II Flexible Premium Variable Universal Life Insurance
             Policy, 1933 Act No. 333-39110
        Post-Effective Amendment No. 6 on Form N-6 Pursuant to Rule 485(b)

Dear Ms. Roberts:

Ameritas Life Insurance Corp. ("Ameritas Life") provides administrative and legal services for its affiliates, including Ameritas Life of NY, which is a wholly owned subsidiary of Ameritas Life.

Today, we are submitting via EDGAR, pursuant to Rule 485(b), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2012.

Revisions made since the last amendment include:

     1. Page 7. Updated Portfolio Company Operating Expenses section with December 31, 2011, information provided by the fund companies, including minimum and maximum expenses and footnotes on contractual and voluntary waivers, reimbursements, and recoveries. Moved text regarding detail on portfolio fees and expenses to the end of the section.

     2. Page 11. Updated footnotes to the Investment Options Chart to reflect subadviser name changes.

     3. Page 20. Revised non-participating section in response to SEC staff comments requesting clarification.

     4.   Page 24. Corrected reference to payment option C.

     5.   Last Page. Corrected SEC phone number.

     6. SAI Page 1. Added "Statement" as a short site and corrected pagination on the table of contents.

     7.   SAI Page 4. Included auditor and public accountant information.

     8. SAI Page 4. Updated to indicate that "Our financial statements follow this page of this Statement."

     9. Non-substantive changes to clarify text and minor typographical corrections are made on prospectus pages 4, 6, 8, 12, 14, and 26.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel